Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Marketable Securities [Table Text Block]
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
State, county and municipal securities	$5,133	$36	$(54)	$5,115
Corporate debt securities	2,811	11	(16)	2,806
Mortgage-backed securities	338,930	2,669	(2,188)	339,411
Total debt securities	$346,874	$2,716	$(2,258)	$347,332
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
State, county and municipal securities	$4,008	$18	$(37)	$3,989
Corporate debt securities	2,927	-	(55)	2,872
Mortgage-backed securities	356,498	303	(10,596)	346,205
Total debt securities	$363,433	$321	$(10,688)	$353,066

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than 12 Months		12 Months or More		Total
(dollars in thousands)	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2019
State, county and municipal securities	3,257	(54)	-	-	3,257	(54)
Corporate debt securities	-	-	784	(16)	784	(16)
Mortgage-backed securities	60,860	(277)	119,110	(1,911)	179,970	(2,188)
Total debt securities	$64,117	$(331)	$119,894	$(1,927)	$184,011	$(2,258)

December 31, 2018
State, county and municipal securities	612	(3)	1,882	(34)	2,494	(37)
Corporate debt securities	2,009	(21)	863	(34)	2,872	(55)
Mortgage-backed securities	39,083	(504)	255,747	(10,092)	294,830	(10,596)
Total debt securities	$41,704	$(528)	$258,492	$(10,160)	$300,196	$(10,688)

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities
	Available for Sale
(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$150	$150
Due after one year through five years	3,195	3,215
Due after five years through ten years	723	744
Due after ten years	3,876	3,812
	$7,944	$7,921
Mortgage-backed securities	338,930	339,411
	$346,874	$347,332